Pioneer International Equity Fund

Schedule of Investments | August 31, 2021

Ticker Symbols:
Class A Class C Class Y	PIIFX PCITX INVYX

Schedule of Investments | 8/31/21 (unaudited)

Shares		Value
UNAFFILIATED ISSUERS - 95.9%
COMMON STOCKS - 95.9% of Net Assets
Aerospace & Defense - 1.5%
138,577	Hensoldt AG	$ 2,349,400
	Total Aerospace & Defense	$ 2,349,400
Airlines - 0.6%
56,896(a)	JET2 PLC	$ 903,012
	Total Airlines	$ 903,012
Automobiles - 4.1%
221,872	Stellantis NV	$ 4,443,955
22,100	Toyota Motor Corp.	1,920,561
	Total Automobiles	$ 6,364,516
Banks - 15.9%
302,878(a)	ABN AMRO Bank NV (144A)	$ 4,214,474
2,571,000	Bank of China, Ltd., Class H	901,243
38,283	BNP Paribas S.A.	2,428,456
328,053	Grupo Financiero Banorte S.A.B de CV, Class O	2,165,820
133,000	Itau Unibanco Holding S.A.	795,927
112,062	KB Financial Group, Inc.	5,116,358
798,800	Mitsubishi UFJ Financial Group, Inc.	4,319,518
927,875	Natwest Group Plc	2,721,410
64,900	Sumitomo Mitsui Financial Group, Inc.	2,236,410
	Total Banks	$ 24,899,616
Beverages - 2.1%
69,600	Asahi Group Holdings, Ltd.	$ 3,232,403
	Total Beverages	$ 3,232,403
Capital Markets - 4.3%
31,026	Euronext NV (144A)	$ 3,599,493
184,415	UBS Group AG	3,068,282
	Total Capital Markets	$ 6,667,775
Chemicals - 3.4%
20,640	International Flavors & Fragrances, Inc.	$ 3,126,960
3,404	LG Chem, Ltd.	2,226,010
	Total Chemicals	$ 5,352,970
Construction Materials - 2.2%
64,999	CRH Plc	$ 3,459,399
	Total Construction Materials	$ 3,459,399
Containers & Packaging - 1.3%
34,685	Smurfit Kappa Group Plc	$ 1,989,445
	Total Containers & Packaging	$ 1,989,445
Diversified Telecommunication Services - 2.0%
146,219	Deutsche Telekom AG	$ 3,108,333
	Total Diversified Telecommunication Services	$ 3,108,333
Electrical Equipment - 4.9%
183,300	Mitsubishi Electric Corp.	$ 2,500,904
28,973	Schneider Electric SE	5,188,351
	Total Electrical Equipment	$ 7,689,255
Electronic Equipment, Instruments & Components - 3.1%
49,006	Samsung Electronics Co., Ltd.	$ 3,238,186
2,371	Samsung SDI Co., Ltd.	1,616,119
	Total Electronic Equipment, Instruments & Components	$ 4,854,305
Food & Staples Retailing - 4.3%
21,796	Magnit PJSC	$ 1,650,980
115,200	Seven & i Holdings Co., Ltd.	5,040,286
	Total Food & Staples Retailing	$ 6,691,266
Health Care Equipment & Supplies - 2.2%
21,200	Hoya Corp.	$ 3,423,838
	Total Health Care Equipment & Supplies	$ 3,423,838
Health Care Providers & Services - 1.1%
32,526	Fresenius SE & Co. KGaA	$ 1,691,826
	Total Health Care Providers & Services	$ 1,691,826
Household Durables - 2.4%
37,000	Sony Corp.	$ 3,823,588
	Total Household Durables	$ 3,823,588
Industrial Conglomerates - 2.8%
13,393	Siemens AG	$ 2,226,830
48,900	Toshiba Corp.	2,121,716
	Total Industrial Conglomerates	$ 4,348,546
Insurance - 1.9%
6,836	Zurich Insurance Group AG	$ 3,004,725
	Total Insurance	$ 3,004,725
Interactive Media & Services - 1.0%
25,600	Tencent Holdings, Ltd.	$ 1,575,200
	Total Interactive Media & Services	$ 1,575,200
Internet & Direct Marketing Retail - 1.9%
145,400(a)	Alibaba Group Holding, Ltd.	$ 3,044,206
	Total Internet & Direct Marketing Retail	$ 3,044,206
Shares		Value
IT Services - 1.4%
15,859	International Business Machines Corp.	$ 2,225,652
	Total IT Services	$ 2,225,652
Life Sciences Tools & Services - 1.8%
3,249	Lonza Group AG	$ 2,749,468
	Total Life Sciences Tools & Services	$ 2,749,468
Media - 1.2%
443,502(a)	Atresmedia Corp. de Medios de Comunicacion S.A.	$ 1,943,672
	Total Media	$ 1,943,672
Metals & Mining - 1.9%
62,000	First Quantum Minerals Ltd.	$ 1,292,118
73,624	Teck Resources, Ltd., Class B	1,660,221
	Total Metals & Mining	$ 2,952,339
Multi-Utilities - 1.2%
49,377	RWE AG	$ 1,928,412
	Total Multi-Utilities	$ 1,928,412
Oil, Gas & Consumable Fuels - 5.5%
230,500	Inpex Corp.	$ 1,576,774
195,170	Rosneft Oil Co. PJSC	1,419,777
143,506	Royal Dutch Shell Plc, Class B (A.D.R.)	5,649,831
	Total Oil, Gas & Consumable Fuels	$ 8,646,382
Personal Products - 2.6%
5,885	L'Oreal S.A.	$ 2,759,390
23,377	Unilever Plc	1,301,005
	Total Personal Products	$ 4,060,395
Pharmaceuticals - 6.2%
23,100	Eisai Co., Ltd.	$ 1,907,557
16,630	Merck KGaA	3,951,586
81,906	Pfizer, Inc.	3,773,409
	Total Pharmaceuticals	$ 9,632,552
Professional Services - 1.7%
88,274	RELX PLC	$ 2,646,831
	Total Professional Services	$ 2,646,831
Semiconductors & Semiconductor Equipment - 4.3%
15,278	MKS Instruments, Inc.	$ 2,248,616
91,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,004,202
46,900	Ulvac, Inc.	2,521,475
	Total Semiconductors & Semiconductor Equipment	$ 6,774,293
Software - 1.6%
29,009	Oracle Corp.	$ 2,585,572
	Total Software	$ 2,585,572
Textiles, Apparel & Luxury Goods - 1.2%
2,488	LVMH Moet Hennessy Louis Vuitton SE	$ 1,847,720
	Total Textiles, Apparel & Luxury Goods	$ 1,847,720
Trading Companies & Distributors - 2.3%
67,186(a)	AerCap Holdings NV	$ 3,623,341
	Total Trading Companies & Distributors	$ 3,623,341
TOTAL COMMON STOCKS
	(Cost $117,559,011)	$ 150,090,253
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 95.9%
	(Cost $117,559,011)	$ 150,090,253
	OTHER ASSETS AND LIABILITIES - 4.1%	$ 6,486,026
	NET ASSETS - 100.0%	$ 156,576,279

(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2021, the value of these securities amounted to $7,813,967, or 5.0% of net assets.
(A.D.R.)	American Depositary Receipts.

(a)	Non-income producing security.

(b)	Distribution of investments by country of domicile (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

	Japan	23.1%
	Netherlands	11.9%
	Germany	10.2%
	United States	9.3%
	France	8.1%
	South Korea	8.1%
	Ireland	6.0%
	Switzerland	5.9%
	United Kingdom	5.1%
	China	3.7%
	Russia	2.1%
	Canada	2.0%
	Mexico	1.4%
	Taiwan	1.3%
	Spain	1.3%
	Other (individually less than 1%)	0.5%
		100.0%

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of August 31, 2021, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals*	$ 3,126,960	$ 2,226,010	$ –	$ 5,352,970
IT Services	2,225,652	–	–	2,225,652
Metals & Mining *	1,660,221	1,292,118	–	2,952,339
Oil, Gas & Consumable Fuels*	5,649,831	2,996,551	–	8,646,382
Pharmaceuticals*	3,773,409	5,859,143	–	9,632,552
Semiconductors & Semiconductor Equipment*	2,248,616	4,525,677	–	6,774,293
Software	2,585,572	–	–	2,585,572
Trading Companies & Distributors	3,623,341	–	–	3,623,341
All Other Common Stocks*	–	108,297,152	–	108,297,152
Total Investments in Securities	$ 24,893,602	$ 125,196,651	$ –	$ 150,090,253

*Securities are valued using inputs/data furnished by independent pricing services using fair value factors.

For the nine months ended August 31, 2021 there were no transfers in or out of Level 3.